Pension benefits - Expected Annual Pension Plan Contributions Under Defined Benefit Plans (Details) $ in Millions	Dec. 31, 2018 USD ($)
Defined Benefit Plan, Expected Future Employer Contributions [Abstract]
2019	$ 2
2020	2
2021	2
2022	3
2023	3
2024-2028	13
Total payments expected during the next 10 years	$ 25